Segment Information (Premiums, Universal Life and Investment-Type Policy Fees and Other Revenues by Major Product Groups) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 51,043	$ 49,045	$ 48,437
Life insurance (1)
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	23,483	23,189	22,832
Accident & health insurance
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	13,336	13,214	13,255
Annuities
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	9,984	8,987	8,891
Property and casualty insurance
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	3,524	3,270	3,117
Non-insurance
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 716	$ 385	$ 342